Schedule of Share-Based Payment Arrangement, Activity (Details) - $ / shares shares in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
BMP Equity Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unit, Beginning Balance	117	438
Weighted Average Grant Date Fair Value per Unit, Beginning Balance	$ 10.34	$ 9.94
Unit, Granted
Weighted Average Grant Date Fair Value per Unit, Granted
Unit, Vested	(68)	(287)
Weighted Average Grant Date Fair Value per Unit, Vested	$ 10.11	$ 9.75
Unit, Forfeited	(25)	(34)
Weighted Average Grant Date Fair Value per Unit, Forfeited	$ 10.67	$ 10.18
Unit, Ending Balance	24	117
Weighted Average Grant Date Fair Value per Unit, Ending Balance	$ 10.67	$ 10.34
Restricted Equity Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unit, Beginning Balance	26	22
Weighted Average Grant Date Fair Value per Unit, Beginning Balance	$ 375.47	$ 800.00
Unit, Granted	1,170	51
Weighted Average Grant Date Fair Value per Unit, Granted	$ 2.33	$ 218.40
Unit, Vested	(1,001)	(40)
Weighted Average Grant Date Fair Value per Unit, Vested	$ 6.81	$ 400.78
Unit, Forfeited	(3)	(7)
Weighted Average Grant Date Fair Value per Unit, Forfeited	$ 331.02	$ 397.28
Unit, Ending Balance	192	26
Weighted Average Grant Date Fair Value per Unit, Ending Balance	$ 21.94	$ 375.47